Scope of consolidation - held for sale (Details) € in Millions			12 Months Ended
	Jun. 27, 2017	Jul. 31, 2016	Dec. 31, 2017 EUR (€)	Jul. 02, 2017	Dec. 31, 2016 EUR (€)
Assets And Liabilities Classified As Held For Sale [Line Items]
Investment distribution to shareholders, ratio of investment shares distributed to entity shares				0.0484
Assets classified as held for sale
Other intangible assets			€ 11,542		€ 11,422
Property, plant and equipment			29,014		30,431
Trade receivables			2,460		2,479
Total Assets			96,299		104,343
Liabilities classified as held for sale
Debt and Other			17,971		24,048
GEDI Gruppo Editoriale S.p.A. | CIR S.p.A
Assets And Liabilities Classified As Held For Sale [Line Items]
Shareholder ownership percentage	43.40%
GEDI Gruppo Editoriale S.p.A. | FCA Group
Assets And Liabilities Classified As Held For Sale [Line Items]
Shareholder ownership percentage	14.63%
GEDI Gruppo Editoriale S.p.A. | Ital Press
Assets And Liabilities Classified As Held For Sale [Line Items]
Shareholder ownership percentage	4.37%
Italiana Editrice S.p.A
Assets And Liabilities Classified As Held For Sale [Line Items]
Proportion of ownership interest in subsidiary		77.00%
Ownership in subsidiary sold by entity and noncontrolling interest holders percent	100.00%
Gains (losses) recognised			€ 49
Italiana Editrice S.p.A | Disposal groups classified as held for sale
Assets classified as held for sale
Goodwill					54
Other intangible assets					7
Property, plant and equipment					17
Trade receivables					25
Other					17
Total Assets					120
Liabilities classified as held for sale
Provisions					38
Trade payables					19
Debt and Other					40
Total Liabilities held for sale					€ 97